Non-current Assets Held for Sale and Discontinued Operations - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Total	$ 14,525,567	$ 163,149
Real Estate
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 14,525,567	$ 163,149